Trade and other current receivables - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Current Receivables [Line Items]
Current trade receivables	€ 3,582	€ 3,433
Other receivables	1,348	1,083
Reclaimable sales tax	598	561
Impairment provision	286	276	€ 321
Current trade receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	201	193
Other Current Receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	22	20
Non Current Trade And Other Receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	63	63
Discounts due to customers
Trade and Other Current Receivables [Line Items]
Current trade receivables	2,126	2,082
Financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	354	214
Non Financial Asset
Trade and Other Current Receivables [Line Items]
Other receivables	€ 994	€ 869